As filed with the Securities and Exchange Commission on September 9, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2019

Item 1. Reports to Stockholders.

Point Bridge GOP Stock Tracker ETF

Ticker: MAGA

Annual Report

June 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a brokerdealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

POINT BRIDGE GOP STOCK TRACKER ETF

TABLE OF CONTENTS

June 30, 2019

You should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. Contact Point Bridge Capital at 817-529-4600 or visit www.investpolitically.com to obtain a prospectus or summary prospectus which contains this and other information about the Fund. The prospectus or summary prospectus should be read carefully before investing.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Foreside Fund Services, LLC, distributor.

POINT BRIDGE GOP STOCK TRACKER ETF

LETTER TO SHAREHOLDERS

As of June 30, 2019 (Unaudited)

Dear Point Bridge GOP Stock Tracker Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Point Bridge GOP Stock Tracker ETF (“MAGA” or the “Fund”). The following information pertains to the fiscal period of July 1, 2018 through June 30, 2019 (the “current fiscal period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index, an equal-weight custom index derived from holdings in the S&P 500 Index and developed by Point Bridge Capital, LLC (the “Index Provider”). This index strategy represents a portfolio of holdings from the S&P 500 Index that are highly supportive of Republican candidates for federal office, including President, Vice President, Congress, and other Republican Party-affiliated groups as determined by a rules-based methodology. The methodology includes screening Federal Election Commission (FEC) electoral campaign contribution data from the two most recent election cycles. Companies that satisfy an initial screening are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or PAC(s) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

The Fund had positive performance during the current fiscal period. The market price for MAGA increased 1.26% and the NAV increased 2.26%, while the S&P 500 Index, a broad market index, gained 10.42% over the same period. The Fund’s Index returned 3.05%. Outstanding shares ended the current fiscal period at 600,000.

For the current fiscal period, the largest positive contributor to return was Auto-Zone Inc (AZO), adding 0.35% to the return of the Fund, with an absolute return of 63.87% and an average weighting of 0.71%. The second-largest contributor to return was Cincinnati Financial Corp (CINF), adding 0.32% to the return of the Fund, gaining 59.08% with an average weighting of 0.70%. The third-largest contributor to return was Copart Inc (CPRT), adding 0.28% to the return of the Fund, gaining 42.15% with an average weighting of 0.52%.

For the current fiscal period, the largest negative contributor to return was Halliburton Co (HAL), detracting 0.41% from the return of the Fund, declining 48.27% with an average weighting of 0.63%. The second-largest detractor was Newfield Exploration Co (NFX), reducing the Fund return by 0.31%, and declining 45.95% with an average weighting of 0.40%. The third-largest negative contributor to return was Wynn Resorts Ltd (WYNN), detracting 0.30% from the return of the Fund, and declining 38.95% with an average weight of 0.48%.

POINT BRIDGE GOP STOCK TRACKER ETF

LETTER TO SHAREHOLDERS

As of June 30, 2019 (Unaudited)

For the current fiscal period, the sector that most positively contributed to return was Industrials, contributing 2.22%, followed by Utilities, adding 1.61%. The sector that detracted the most to return was Energy, reducing the return by 2.92%, followed by Materials, reducing the return by 0.31%.

Sincerely,

Hal Lambert
Chief Executive Officer, Point Bridge Capital
Advisor to the ETF

POINT BRIDGE GOP STOCK TRACKER ETF

PERFORMANCE SUMMARY

(Unaudited)

This chart illustrates the performance of a hypothetical $10,000 investment made on September 06, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends. It is not possible to invest directly in an index.

Average Annualized Returns		Since Inception
For Current Fiscal Period	One Year	(9/6/2017)
Point Bridge GOP Stock Tracker ETF - NAV	2.26%	6.64%
Point Bridge GOP Stock Tracker ETF - Market	1.26%	6.63%
Point Bridge GOP Stock Tracker Index (1)(2)	3.05%	7.47%
S&P 500® Index (1)(3)	10.42%	12.42%

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 31, 2018, is 0.72%. For performance information current to the most recent month-end, please call 1-800-617-0004.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

PERFORMANCE SUMMARY

(Unaudited) (Continued)

(1) Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Index uses an objective, rules-based methodology to track the performance of companies whose employees and political action committees (“PACs”) are highly supportive of Republican candidates for election to the United States Congress, the Vice Presidency, or the Presidency (“Candidates”) and party-affiliated federal committees or groups that are subject to federal campaign contribution limits (e.g., Republican National Committee, Democratic National Committee, National Republican Senatorial Committee, Democratic Congressional Campaign Committee) (“Committees”). The Index is composed of the common stock of public operating companies and real estate investment trusts (“REITs”).

(3) The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

POINT BRIDGE GOP STOCK TRACKER ETF

PORTFOLIO ALLOCATION
As of June 30, 2019 (Unaudited)	Percentage of Net Assets

Industrial	20.8%
Financial	18.3%
Energy	16.9%
Consumer, Cyclical	15.3%
Consumer, Non-cyclical	12.0%
Utilities	7.1%
Basic Materials	6.0%
Communications	2.0%
Technology	1.4%
Short-Term Investments	0.1%
Other Assets in Excess of Liabilities	0.1%
Total	100.0%

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2019

Security Description	Shares	Value
COMMON STOCKS - 99.8%
Aerospace/Defense - 4.0%
General Dynamics Corporation	622	$113,092
Lockheed Martin Corporation	304	110,516
Northrop Grumman Corporation	344	111,150
Raytheon Company	600	104,328
TransDigm Group, Inc. (a)	225	108,855
United Technologies Corporation	849	110,540
		658,481
Agriculture - 0.6%
Altria Group, Inc.	2,092	99,056

Apparel Knitting Mills - 0.7%
Hanesbrands, Inc.	6,413	110,432

Auto Manufacturers - 0.6%
PACCAR, Inc.	1,520	108,923

Automotive Parts, Accessories, and Tire Stores - 0.7%
Advance Auto Parts, Inc.	701	108,052

Banks - 8.6%
Bank of America Corporation	3,794	110,026
BB&T Corporation	2,126	104,450
Comerica, Inc.	1,516	110,122
Fifth Third Bancorp	3,884	108,364
Huntington Bancshares, Inc.	7,963	110,049
KeyCorp	6,204	110,121
Morgan Stanley	2,485	108,868
Regions Financial Corporation	7,525	112,423
SunTrust Banks, Inc.	1,648	103,577
The Goldman Sachs Group, Inc.	572	117,031
The PNC Financial Services Group, Inc.	787	108,039
U.S. Bancorp	2,022	105,953
Zions Bancorporation	2,371	109,019
		1,418,042
Beverages - 0.7%
Molson Coors Brewing Company - Class B	1,971	110,376

Biotechnology - 0.6%
Celgene Corporation (a)	1,103	101,961

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Building Material and Supplies Dealers - 0.7%
Fastenal Company	3,362	$109,568

Building Materials - 1.3%
Johnson Controls International plc	2,663	110,008
Masco Corporation	2,779	109,048
		219,056
Business Support Services - 0.6%
Alliance Data Systems Corporation	761	106,639

Cable and Other Subscription Programming - 0.7%
Charter Communications, Inc. - Class A (a)	279	110,255

Chemicals - 2.7%
CF Industries Holdings, Inc.	2,313	108,040
Eastman Chemical Company	1,520	118,302
PPG Industries, Inc.	913	106,556
The Sherwin-Williams Company	225	103,115
		436,013
Commercial Services - 0.6%
Cintas Corporation	450	106,780

Computer and Peripheral Equipment Manufacturing - 0.7%
Seagate Technology plc	2,477	116,716

Distribution/Wholesale - 1.9%
Copart, Inc. (a)	1,442	107,775
LKQ Corporation (a)	4,055	107,904
WW Grainger, Inc.	391	104,878
		320,557
Diversified Financial Services - 3.3%
Affiliated Managers Group, Inc.	1,204	110,937
Charles Schwab Corporation	2,595	104,293
Franklin Resources, Inc.	3,189	110,977
Intercontinental Exchange, Inc.	1,253	107,683
Invesco, Ltd.	5,155	105,471
		539,361
Electric - 5.1%
American Electric Power Company, Inc.	1,175	103,412
Dominion Energy, Inc.	1,388	107,320
Duke Energy Corporation	1,211	106,859

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Electric - 5.1% (continued)
FirstEnergy Corporation	2,420	$103,600
NextEra Energy, Inc.	514	105,298
Pinnacle West Capital Corporation	1,092	102,746
PPL Corporation	3,383	104,907
Southern Company	1,912	105,695
		839,837
Electric Power Generation, Transmission and Distribution - 0.7%
Entergy Corporation	1,043	107,356

Electrical Components & Equipment - 0.7%
Emerson Electric Company	1,749	116,693

Electrical Equipment Manufacturing - 0.7%
Rockwell Automation, Inc.	680	111,404

Electronics - 1.3%
Honeywell International, Inc.	616	107,547
Waters Corporation (a)	524	112,786
		220,333
Employment Services - 0.7%
Total System Services, Inc.	836	107,234

Food - 1.2%
Sysco Corporation	1,473	104,171
The J.M. Smucker Company	863	99,409
		203,580
Forest Products & Paper - 0.7%
International Paper Company	2,475	107,217

Freight Transportation Arrangement - 0.6%
CH Robinson Worldwide, Inc.	1,271	107,209

Gas - 0.6%
NiSource, Inc.	3,701	106,589

Hand/Machine Tools - 0.7%
Stanley Black & Decker, Inc.	752	108,747

Healthcare-Products - 2.7%
Abbott Laboratories	1,294	108,825

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Healthcare-Products - 2.7% (Continued)
Boston Scientific Corporation (a)	2,716	$116,734
ResMed, Inc.	901	109,949
Zimmer Biomet Holdings, Inc.	906	106,673
		442,181
Home Furnishings - 1.4%
Leggett & Platt, Inc.	2,846	109,201
Whirlpool Corporation	808	115,027
		224,228
Insurance - 3.3%
Aflac, Inc.	1,933	105,948
Berkshire Hathaway, Inc. - Class B (a)	519	110,635
Cincinnati Financial Corporation	1,028	106,573
MetLife, Inc.	2,180	108,280
Travelers Companies, Inc.	709	106,010
		537,446
Insurance Carriers - 1.3%
Cigna Corporation	672	105,874
WellCare Health Plans, Inc. (a)	371	105,761
		211,635
Iron/Steel - 0.7%
Nucor Corporation	2,123	116,977

Leisure Time - 0.7%
Harley-Davidson, Inc.	3,072	110,070

Lodging - 0.7%
Wynn Resorts, Ltd.	948	117,543

Lumber and Other Construction Materials Merchant Wholesalers - 0.6%
Mohawk Industries, Inc. (a)	699	103,082

Machinery-Construction & Mining - 0.7%
Caterpillar, Inc.	861	117,346

Machinery-Diversified - 0.7%
Deere & Company	723	119,808

Mining - 0.7%
Freeport-McMoRan, Inc.	10,299	119,571

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS

June 30, 2019 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Miscellaneous Manufacturing - 3.4%
Eaton Corporation plc	1,358	$113,094
General Electric Company	10,400	109,200
Illinois Tool Works, Inc.	714	107,678
Parker-Hannifin Corporation	648	110,167
Textron, Inc.	2,152	114,142
		554,281
Natural Gas Distribution - 0.6%
Atmos Energy Corporation	1,013	106,932

Oil & Gas - 11.3%
Anadarko Petroleum Corporation	1,524	107,533
Apache Corporation	3,870	112,114
Chevron Corporation	881	109,632
Concho Resources, Inc.	1,082	111,641
ConocoPhillips	1,809	110,349
Devon Energy Corporation	4,252	121,267
EOG Resources, Inc.	1,286	119,804
Exxon Mobil Corporation	1,431	109,657
Helmerich & Payne, Inc.	2,198	111,263
Hess Corporation	1,916	121,800
HollyFrontier Corporation	2,720	125,882
Marathon Oil Corporation	8,446	120,018
Marathon Petroleum Corporation	2,282	127,518
Occidental Petroleum Corporation	2,158	108,504
Phillips 66	1,280	119,731
Valero Energy Corporation	1,427	122,165
		1,858,878
Oil & Gas Services - 1.5%
Halliburton Company	5,134	116,747
TechnipFMC plc	4,819	125,005
		241,752
Oil and Gas Extraction - 2.8%
Cabot Oil & Gas Corporation	4,476	102,769
Cimarex Energy Company	1,949	115,634
Diamondback Energy, Inc.	1,107	120,630
Pioneer Natural Resources Company	752	115,703
		454,736
Other Fabricated Metal Product Manufacturing - 0.7%
Pentair plc	2,987	111,116

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Other Financial Investment Activities - 0.6%
Dow, Inc.	2,080	$102,565

Other General Merchandise Stores - 0.7%
Tractor Supply Company	1,037	112,826

Packaging & Containers - 0.7%
WestRock Company	2,951	107,623

Pharmaceutical and Medicine Manufacturing - 0.6%
Eli Lilly & Company	952	105,472

Pharmaceuticals - 2.3%
Allergan plc	940	157,384
Cardinal Health, Inc.	2,482	116,902
McKesson Corporation	799	107,378
		381,664
Pipelines - 1.4%
ONEOK, Inc.	1,651	113,605
Williams Companies, Inc.	3,942	110,534
		224,139
Railroad Rolling Stock Manufacturing - 0.7%
Wabtec Corporation	1,565	112,304

Real Estate - 0.6%
Duke Realty Corporation	3,351	105,925

Residential Building Construction - 0.6%
DR Horton, Inc.	2,315	99,846

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.6%
LyondellBasell Industries NV - Class A	1,230	105,940

Restaurants and Other Eating Places - 0.7%
McDonald’s Corporation	519	107,776

Real Estate - 1.9%
Alexandria Real Estate Equities, Inc.	703	99,186
Apartment Investment & Management Company - Class A	2,081	104,300
Vornado Realty Trust	1,607	103,008
		306,494

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

SCHEDULE OF INVESTMENTS
June 30, 2019 (Continued)

Security Description	Shares	Value
COMMON STOCKS - 99.8% (Continued)
Retail - 4.7%
AutoZone, Inc. (a)	95	$104,450
Dollar Tree, Inc. (a)	965	103,631
Home Depot, Inc.	517	107,520
L Brands, Inc.	4,865	126,977
Lowe’s Companies, Inc.	1,068	107,772
Wal-Mart Stores, Inc.	1,006	111,153
Yum! Brands, Inc.	969	107,239
		768,742
Semiconductor and Other Electronic Component Manufacturing - 2.0%
Amphenol Corporation - Class A	1,164	111,674
Microchip Technology, Inc.	1,279	110,889
Motorola Solutions, Inc.	664	110,709
		333,272
Services to Buildings and Dwellings - 0.6%
Rollins, Inc.	2,826	101,369

Shipbuilding - 0.7%
Huntington Ingalls Industries, Inc.	496	111,471

Telecommunications - 0.7%
AT&T, Inc.	3,289	110,214

Transportation - 3.3%
CSX Corporation	1,379	106,693
FedEx Corporation	647	106,231
Norfolk Southern Corporation	547	109,033
Union Pacific Corporation	637	107,723
United Parcel Service, Inc. - Class B	1,047	108,124
		537,804
Wholesale Electronic Markets and Agents and Brokers - 0.6%
Genuine Parts Company	1,034	107,103
TOTAL COMMON STOCKS (Cost $16,833,899)		16,406,598

SHORT-TERM INVESTMENTS - 0.1%
Morgan Stanley Institutional Liquidity Funds Government
Portfolio - Institutional Class, 2.26% (b)	15,434	15,434
TOTAL SHORT-TERM INVESTMENTS (Cost $15,434)		15,434
TOTAL INVESTMENTS - 99.9% (Cost $16,849,333)		16,422,032
Other Assets in Excess of Liabilities - 0.1%		11,348
NET ASSETS - 100.0%		$16,433,380

Percentages are a percent of net assets.
(a)  Non-income producing security.
(b)  Rate shown is the annualized seven-day yield as of June 30, 2019.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019

ASSETS
Investments in securities, at value*	$16,422,032
Receivable for securites sold	105,657
Dividend and interest receivable	20,812
Total assets	16,548,501

LIABILITIES
Payable for securities purchased	105,648
Management fees payable	9,473
Total liabilities	115,121

NET ASSETS	$16,433,380

NET ASSETS CONSIST OF:
Paid-in capital	$17,690,923
Total distributable earnings (accumulated deficit)	(1,257,543)
Net assets	$16,433,380

NET ASSET VALUE:
Net Assets	$16,433,380
Shares outstanding^	600,000
Net asset value, offering and redemption price per share	$27.39
* Identified Cost:
Investments in Securities	$16,849,333

^ No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENT OF OPERATIONS
For The Year Ended June 30, 2019

INVESTMENT INCOME:
Dividends	$813,823
Interest	856
Total investment income	814,679

EXPENSES:
Management fees	220,132
Total expenses	220,132
Net investment income (loss)	594,547

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	374,932
Net change in unrealized appreciation (depreciation) of:
Investments in securities	(949,715)
Net realized and unrealized gain (loss) on investments	(574,783)
Net increase (decrease) in net assets resulting from operations	$19,764

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended June 30, 2019	Period Ended June 30, 2018 *
OPERATIONS
Net investment income (loss)	$594,547	$422,709
Net realized gain (loss) on investments	374,932	993,138
Change in unrealized appreciation (depreciation) of investments	(949,715)	522,414
Net increase (decrease) in net assets resulting from operations	19,764	1,938,261

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(659,769)	(147,731)
Total distributions to shareholders	(659,769)	(147,731	)**

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	—	42,731,930
Payments for shares redeemed	(21,904,843)	(5,544,232)
Net increase (decrease) in net assets derived from capital share transactions (a)	(21,904,843)	37,187,698

Net increase (decrease) in net assets	$(22,544,848)	$38,978,228

NET ASSETS

Beginning of year/period	$38,978,228	$—
End of year/period	$16,433,380	$38,978,228	***

(a) Summary of capital share transactions is as follows:

	Year Ended June 30, 2019	Period Ended June 30, 2018 *
	Shares	Shares
Shares Sold	—	1,625,000
Shares Redeemed	(825,000)	(200,000)
Net increase (decrease)	(825,000)	1,425,000

*	The Fund commenced operations on September 6, 2017. The information presented is for the period from September 6, 2017 to June 30, 2018.

**	Includes net investment income of $139,266 and net realized gains distributions of $8,465.

***	Includes undistributed net investment income of $274,978

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the year/period

	Year Ended June 30, 2019	Period Ended June 30, 2018 (1)

Net asset value, beginning of year/period	$27.35	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.52	0.34
Net realized and unrealized gain (loss) on investments	0.02 (6)	2.13
Total from investment operations	0.54	2.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
From net investment income	(0.50)	(0.11)
From net realized gains	—	(0.01)
Total distributions	(0.50)	(0.12)
Net asset value, end of year/period	$27.39	$27.35
Total return	2.26%	9.88	% (3)

Supplemental Data:
Net assets at end of year/period (000’s)	$16,433	$38,978

Ratios to Average Net Assets:
Expenses to average net assets	0.72%	0.72	%(4)
Net investment income (loss) to average net assets	1.95%	1.50	%(4)
Portfolio turnover rate (5)	37%	14	%(3)

(1)	The Fund commenced operations on September 6, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019

NOTE 1. ORGANIZATION
Point Bridge GOP Stock Tracker ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”). The Fund commenced operations on September 6, 2017.

The end of the reporting period for the Fund is June 30, 2019, and the period covered by these Notes to Financial Statements is the fiscal year ended June 30, 2019 (the “current fiscal period”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Continued)

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$16,406,598	$—	$—	$16,406,598
Short-Term Investments	15,434	—	—	15,434
Total Investments in Securities	$16,422,032	$—	$—	$16,422,032
^ See Schedule of Investments for breakout of investments by industry.

As of the end of the current fiscal period, there were no transfers into or out of Level 3.

B. Federal Income Taxes. The Fund’s policy is to comply with the provisions of Sub-chapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on certain positions as income tax expenses in the Statement of Operations. During the most recent completed period end, the Fund did not incur any interest or penalties.

C. Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in Real Estate Investment Trusts (“RE-ITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Continued)

D. Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid at least on an annual basis. Distributions are recorded on the ex-dividend date.

E. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F. Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G. Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
($1,275,005)	$1,275,005

During the current fiscal period, the Fund realized $1,275,005 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I. Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to June 30, 2019, that materially impacted the amounts or disclosures in the Fund’s financial statements.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Continued)

J. New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update (ASU) ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the the impact of these changes and has adopted the disclosure framework.

NOTE 3. COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Point Bridge Capital, LLC (“the Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Foreside Fund Services, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4. PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $11,550,173 and $11,233,497, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $0 and $21,851,519, respectively.

NOTE 5. INCOME TAX INFORMATION
The components of distributable earnings and tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2019, were as follows:

Tax cost of investments	$16,922,328
Gross tax unrealized appreciation	$1,041,587
Gross tax unrealized depreciation	(1,541,883)
Net tax unrealized appreciation (depreciation)	(500,296)
Undistributed ordinary income	209,756
Undistributed long-term gains	—
Accumulated gain (loss)	209,756
Other accumulated gain (loss)	(967,003)
Distributable earnings (accumulated deficit)	$(1,257,543)

The difference between book and tax-basis cost is primarily attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2019, the Fund did not elect to defer any Post-October losses or late-year ordinary losses.
At June 30, 2019, the Fund had the following capital loss carry forwards:

Short-Term	Long-Term	Expires
$116,311	$850,692	Indefinite

POINT BRIDGE GOP STOCK TRACKER ETF

NOTES TO FINANCIAL STATEMENTS (Continued)
As of June 30, 2019 (Unaudited)

The tax character of distributions paid by the Fund during the period ended June 30, 2018, was as follows:

Ordinary Income	Capital Gains
$147,731	$—

The tax character of distributions paid by the Fund during the fiscal year ended June 30, 2019, was as follows:

Ordinary Income	Capital Gains
$659,769	$—

NOTE 6. SHARE TRANSACTIONS
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. There were no variable fees received in the Fund during the current fiscal period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

POINT BRIDGE GOP STOCK TRACKER ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2019

To the Shareholders of Point Bridge GOP Stock Tracker ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Point Bridge GOP Stock Tracker ETF (the “Fund”), a series of ETF Series Solutions, as of June 30, 2019, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the two periods in the period then ended, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2019, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the fi- nancial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
August 28, 2019

POINT BRIDGE GOP STOCK TRACKER ETF

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	49	Independent Trustee, Managed Portfolio Series (38 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	49	Independent Trustee, Managed Portfolio Series (38 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000-2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	49	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, USBFS (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	49	None

POINT BRIDGE GOP STOCK TRACKER ETF

TRUSTEES AND OFFICERS
(Unaudited) (Continued)

Principal Officers of the Trust
The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Principal Officers of the Trust is as follows:

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2014); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky, Esq. Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012–2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President (since 2016); Officer, USBFS (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617- 0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

POINT BRIDGE GOP STOCK TRACKER ETF

EXPENSE EXAMPLE
For the Six-Months Ended June 30, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 - June 30, 2019).

ACTUAL EXAMPLE
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 01, 2019	Ending Account Value June 30, 2019	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,171.90	$3.88
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.22	$3.61

(1) The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.72%, multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

POINT BRIDGE GOP STOCK TRACKER ETF

FEDERAL TAX INFORMATION (Unaudited)

For the end of the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2019 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

INFORMATION ABOUT PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthemore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.investpolitically.com.

Advisor and Index Provider
Point Bridge Capital, LLC
300 Throckmorton Street, Suite 1550
Fort Worth, Texas 76102

Sub-Advisor
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor
Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Point Bridge GOP Stock Tracker ETF
Symbol – MAGA
CUSIP – 26922A628

 Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last two fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2019	FYE 6/30/2018
Audit Fees	$14,500	$14,500
Audit-Related Fees	0	$0
Tax Fees	$3,000	$3,000
All Other Fees	0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2019	FYE 6/30/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2019	FYE 6/30/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, Leonard M. Rush, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)* /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date September 5, 2019

By (Signature and Title)* /s/ Kristen M. Weitzel
    Kristen M. Weitzel, Treasurer (principal financial officer)

Date September 5, 2019

* Print the name and title of each signing officer under his or her signature.